UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	AIG Money Market Fund
January 31, 2013 (unaudited)

Face Amount (000)		Value (000)

Commercial Paper (A) (40.6%)
	Air Products & Chemicals
$17,100	0.110%, 02/08/13 (B)	$17,100
25,000	0.110%, 02/12/13 (B)	24,999
14,000	0.110%, 02/15/13 (B)	13,999
20,000	0.110%, 03/22/13 (B)	19,997
	ASB Finance
15,000	0.230%, 04/05/13 (B)	14,994
	Cargill Global Funding
20,000	0.110%, 02/01/13 (B)	20,000
15,000	0.140%, 02/11/13 (B)	14,999
	Chevron
4,405	0.060%, 02/15/13 (B)	4,405
	Coca-Cola
1,037	0.100%, 02/01/13 (B)	1,037
5,000	0.200%, 02/06/13 (B)	5,000
25,000	0.090%, 02/12/13 (B)	24,999
	Colgate-Palmolive
14,000	0.070%, 02/01/13 (B)	14,000
25,000	0.080%, 02/07/13 (B)	25,000
10,000	0.060%, 02/12/13 (B)	10,000
20,000	0.080%, 02/22/13 (B)	19,999
	Commonwealth Bank of Australia
20,000	0.130%, 02/14/13 (B)	19,999
5,000	0.130%, 02/28/13 (B)	5,000
20,000	0.120%, 02/28/13 (B)	19,998
20,000	0.210%, 03/21/13 (B)	19,994
20,000	0.200%, 03/21/13 (B)	19,995
	DBS Bank
25,000	0.170%, 02/04/13 (B)	25,000
25,000	0.180%, 04/04/13 (B)	24,992
15,000	0.160%, 04/04/13 (B)	14,996
	EI du Pont de Nemours
25,000	0.100%, 02/04/13 (B)	25,000
20,000	0.080%, 02/22/13 (B)	19,999
	Emerson Electric
5,000	0.100%, 02/19/13 (B)	5,000
18,000	0.110%, 03/25/13 (B)	17,997
	General Electric Capital
50,000	0.070%, 02/07/13	49,999
	Google
20,000	0.080%, 02/04/13 (B)	20,000
4,300	0.070%, 02/04/13 (B)	4,300
8,500	0.120%, 04/09/13 (B)	8,498
	Honeywell International
50,000	0.100%, 03/20/13 (B)	49,993
	Illinois Tool Works
15,000	0.110%, 02/05/13 (B)	15,000
	John Deere Bank
27,000	0.120%, 02/08/13 (B)	26,999
4,000	0.110%, 02/15/13 (B)	4,000
25,000	0.110%, 02/21/13 (B)	24,998
6,500	0.130%, 02/26/13 (B)	6,499
20,000	0.110%, 03/07/13 (B)	19,998
	National Australia Funding Delaware
8,700	0.170%, 02/04/13 (B)	8,700
30,000	0.120%, 02/26/13 (B)	29,998
25,000	0.120%, 02/27/13 (B)	24,998
25,000	0.170%, 04/22/13 (B)	24,991
30,000	0.190%, 04/29/13 (B)	29,986

Face Amount (000)		Value (000)

Commercial Paper (A) — (continued)
	Nestle Finance International
$14,270	0.100%, 02/22/13	$14,269
5,730	0.250%, 04/15/13	5,727
	PepsiCo
25,000	0.070%, 02/13/13 (B)	24,999
	Pfizer
10,000	0.070%, 02/28/13 (B)	10,000
	Philip Morris International
4,134	0.100%, 02/06/13 (B)	4,134
20,000	0.070%, 02/07/13 (B)	20,000
24,448	0.120%, 02/20/13 (B)	24,446
25,000	0.100%, 02/21/13 (B)	24,999
	Procter & Gamble
1,500	0.090%, 02/12/13 (B)	1,500
15,000	0.160%, 02/27/13 (B)	14,998
20,000	0.110%, 03/21/13 (B)	19,997
	Royal Bank of Canada
50,000	0.120%, 02/19/13	49,997
	United Parcel Service
50,000	0.070%, 02/01/13 (B)	50,000
	UOB Funding
15,000	0.190%, 02/14/13	14,999
45,000	0.140%, 02/25/13	44,996
15,000	0.140%, 03/06/13	14,998
25,000	0.200%, 04/26/13	24,988
	US Bank
125,000	0.150%, 02/06/13	125,000
	Wal-Mart Stores
35,000	0.090%, 02/04/13 (B)	35,000
20,000	0.080%, 02/11/13 (B)	20,000
20,000	0.070%, 02/11/13 (B)	19,999
	Westpac Securities NZ
6,093	0.180%, 03/08/13 (B)	6,092
15,000	0.230%, 03/18/13 (B)	14,996
	Total Commercial Paper (Cost $1,383,589)	1,383,589
Certificates of Deposit (26.5%)
	Bank of Montreal
25,000	0.170%, 02/11/13	25,000
20,000	0.150%, 02/15/13	20,000
25,000	0.150%, 02/19/13	25,000
20,000	0.190%, 04/22/13	20,000
	Bank of Nova Scotia
75,000	0.100%, 02/05/13	75,000
25,000	0.170%, 03/08/13	25,000
	Bank of Tokyo-Mitsubishi
25,000	0.170%, 02/05/13	25,000
50,000	0.160%, 02/05/13	50,000
25,000	0.170%, 02/07/13	25,000
25,000	0.170%, 02/14/13	25,000
	Canadian Imperial Bank of Commerce
25,000	0.110%, 02/08/13	25,000
	DNB Bank
50,000	0.150%, 02/01/13	50,000
	Mizuho Corporate Bank
50,000	0.160%, 02/25/13	50,000
24,000	0.160%, 02/28/13	24,000
25,000	0.190%, 03/25/13	25,000

Schedule of Investments	AIG Money Market Fund
January 31, 2013 (unaudited)

Face Amount (000)		Value (000)

Certificates of Deposit — (continued)
$25,000	0.240%, 04/25/13	$25,000
	Sumitomo Mitsui Banking
25,000	0.160%, 02/01/13	25,000
25,000	0.170%, 02/07/13	25,000
25,000	0.170%, 02/13/13	25,000
25,000	0.170%, 02/22/13	25,000
25,000	0.170%, 02/28/13	25,000
	Swedbank
25,000	0.160%, 02/05/13	25,000
75,000	0.160%, 02/06/13	75,000
20,000	0.160%, 02/06/13	20,000
	Toronto-Dominion Bank
30,000	0.170%, 02/04/13	30,000
25,000	0.100%, 02/13/13	25,000
25,000	0.140%, 02/21/13	25,000
30,000	0.180%, 03/08/13	30,000
15,000	0.200%, 05/03/13	15,000
	Westpac Banking
20,000	0.200%, 02/15/13	20,000
	Total Certificates of Deposit (Cost $904,000)	904,000
Time Deposits (7.2%)
	Skandinav Enskilda Bank
120,000	0.160%, 02/01/13	120,000
	Svenska Handelsbanken
125,100	0.160%, 02/01/13	125,100
	Total Time Deposits (Cost $245,100)	245,100
U.S. Government Agency Obligations (1.5%)
	FHLB
50,000	0.055%, 03/27/13 (C)	49,996
	Total U.S. Government Agency Obligations (Cost $49,996)	49,996
Repurchase Agreements (D) (24.2%)
250,000	Barclays Capital 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $250,000,903 (collateralized by various U.S. Treasury Notes ranging in par value $113,386,300-$139,658,000, 0.250%-1.000%, 07/15/15-03/31/17, with a total market value of $255,000,080)	250,000
250,000	RBC Capital Markets 0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $250,000,903 (collateralized by various FHLB/FHLMC/FNMA and Tennessee Valley Authority obligations ranging in par value $10,000- $13,450,000, 0.000%-7.250%, 02/06/13-09/15/39, with a total market value of $255,000,377)	250,000

Face Amount (000)		Value (000)

Repurchase Agreements (D) — (continued)
$325,000	Deutsche Bank Securities 0.160%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $325,001,444 (collateralized by various FCSB/FNMA obligations ranging in par value $38,798,000- $149,150,000, 0.180%-1.570%, 04/30/14-01/09/20, with a total market value of $331,500,175)	$325,000
	Total Repurchase Agreements (Cost $825,000)	825,000
	Total Investments (100.0%) (Cost $3,407,685)†	$3,407,685

Percentages are based on net assets of $3,407,479 (000).

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On January 31, 2013, the value of these liquid securities amounted to $1,038,616 (000) representing 30.48% of the net assets of the Fund.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Tri-Party Repurchase Agreements

FCSB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of January 31, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended January 31, 2013, there were no level 3 securities. For the quarter ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013